Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventories
Inventories

4)    Inventories

Inventory is comprised of the following:

	September 30, 2021	December 31, 2020
Raw materials	$328,558	$325,932
Finished goods	189,923	434,598
Total inventory	$518,481	$760,530

Finished goods are net of valuation reserves of $435,927 and $935,866 as of September 30, 2021, and December 31, 2020, respectively. Raw materials are net of valuation reserves of $2,872,977 as of both September 30, 2021, and December 31, 2020, respectively, which is related to bulk inventory that is fully reserved.

4)    Inventories

Inventory is comprised of the following:

	December 31, 2020	December 31, 2019
Raw materials	$325,932	$798,161
Finished goods	434,598	1,406,267
Total inventory	$760,530	$2,204,428

Finished goods are net of valuation reserves of $935,866 and $220,254 as of December 31, 2020 and 2019, respectively. Raw materials are net of valuation reserves of $2,872,977 as of December 31, 2020 and 2019, which is related to bulk inventory that is fully reserved.